Condensed Balance Sheet	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 1,123,407
Prepaid expenses	220,867
Total Current Assets	1,344,274
Cash and marketable securities held in Trust Account	724,716,476
Total Assets	726,060,750
LIABILITIES AND SHAREHOLDERS' EQUITY
Warrant Liability	78,048,668
Current liabilities – accrued expenses	220
Deferred underwriting fee payable	25,357,500
Total Liabilities	103,406,388
Commitments
Class A ordinary shares subject to possible redemption, 69,549,521 shares at redemption value	617,654,356
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock	1,070
Additional paid-in capital	30,869,475
Accumulated deficit	(25,872,350)
Total Shareholders' Equity	5,000,006
Total Liabilities and Shareholders' Equity	726,060,750
Class A ordinary shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Class A ordinary shares subject to possible redemption, 69,549,521 shares at redemption value	617,654,356
Shareholders' Equity
Common stock	1,070
Class B ordinary shares
Shareholders' Equity
Common stock	$ 1,811